6. Equipment Notes Payable: Schedule of Debt (Tables)	9 Months Ended
Sep. 30, 2012
Tables/Schedules
Schedule of Debt
Principal Due September 30,
9/30/2013	242,383
9/30/2014	76,706
9/30/2015	-
Total equipment notes due	319,089